Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Mar. 31, 2015
Payables and Accruals [Abstract]
Trade creditors	$ 77.2	$ 95.1
Accrued interest	6.3	5.8
Other creditors and accruals	43.7	48.7
Total accounts payable and accrued liabilities	$ 127.2	$ 149.6